Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenues	$1,196	$2,616	$3,716
Sales and marketing	3,209	5,357	8,264
Product development	10,210	15,076	21,879
General and administrative	11,784	13,853	14,178

	$26,399	$36,902	$48,037

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2014	2,738
Addition	21,684
Granted*	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Addition	—
Granted*	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878
Addition	—
Granted*	(736)
Cancelled/expired/forfeited	398

December 31, 2017	18,540

*

In 2015, 4.9 million restricted share units and no options were granted under the 2014 Plan. In 2016, 1.9 million restricted share units and no options were granted under the 2014 Plan. In 2017, 0.7 million restricted share units and no options were granted under the 2014 Plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	$—
Exercised	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22

December 31, 2015	6,303	$1.26	2.4	$114,975
Granted	—	$—
Exercised	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37

December 31, 2016	2,587	$1.41	1.6	$101,403
Granted	—	$—
Exercised	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68

December 31, 2017	437	$3.24	2.0	$43,800

Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678

Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2016
$ 0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$ 0.96 - $1.80	79	$0.97	79	$0.97	1.2
$ 3.25 - $3.36	341	$3.33	338	$3.33	2.5
$ 3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

As of December 31, 2017
$ 0.96 - $1.80	31	$0.97	31	$0.97	0.2
$ 3.25 - $3.36	179	$3.33	179	$3.33	1.4
$ 3.43 - $3.50	227	$3.48	227	$3.48	2.6

	437	$3.24	437	$3.24	2.0

Performance-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2015	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(32)	$46.42

December 31, 2017	129	$50.32

Service-Based Restricted share Units
Stock-Based Compensation
Summary of restricted share unit activities

	Shares Granted	Weighted- Average Grant Date Fair Value
	(In thousands)
December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled	(366)	$17.72

December 31, 2017	3,267	$25.45